Other Liabilities, Provisions, Contingencies and Commitments (Tables)	12 Months Ended
Dec. 31, 2023
Other Liabilities, Provisions, Contingencies and Commitments [Abstract]
Schedule of Other Current Financial Liabilities
26.1 Other current liabilities.

	December 31, 2023		December 31, 2022
Short-term employee benefits	Ps.	11,808	Ps.	12,335
Accrued expenses		14,151		19,115
Other		813		392
Total	Ps.	26,772	Ps.	31,842

26.2 Other current financial liabilities

	December 31, 2023		December 31, 2022
Sundry creditors	Ps.	18,540	Ps.	16,869
Derivative financial instruments (see Note 21)		738		470
Other tax payable		11,106		11,275
Other		108		136
Total	Ps.	30,492	Ps.	28,750

Schedule of Provisions and Other Non-Current Liabilities	26.3 Other non-current liabilities

	December 31, 2023		December 31, 2022
Tax payable	Ps.	1,116	Ps.	1,045
Debt with former shareholders		1,578		1,575
Other		1,923		1,676
Total	Ps.	4,617	Ps.	4,296

Schedule of Other Financial Liabilities	26.4 Other non-current financial liabilities

	December 31, 2023		December 31, 2022
Derivative financial instruments (see Note 21)	Ps.	8,653	Ps.	5,651
Security deposits		1,012		967
Total	Ps.	9,665	Ps.	6,618

Schedule of Provisions Recorded in the Statement of Financial Position	The following table presents the nature and amount of the provisions as of December 31, 2023 and 2022:

	December 31, 2023		December 31, 2022
Indirect taxes	Ps.	1,649	Ps.	1,976
Labor		1,570		1,703
Legal		1,104		1,006
Total (1)	Ps.	4,323	Ps.	4,685

(1)As it is customary in Brazil, the Company is required to guarantee tax, legal and labor contingencies by guarantee deposits, including those related to business acquisitions. See Note 14.1.

Summary of Changes in Provisions
26.6.1 Indirect taxes

	December 31, 2023		December 31, 2022		December 31, 2021
Balance at beginning of the period	Ps.	1,976	Ps.	2,845	Ps.	3,153
Penalties and other charges (see Note 20)		56		109		77
New contingencies (see Note 20)		475		249		314
Cancellation and expiration (see Note 20)		(9)		(738)		(77)
Payments		(587)		(473)		(237)
Effects of changes in foreign exchange rates		(110)		(16)		(385)
Discontinuing operations		(152)		—		—
Balance at end of the period	Ps.	1,649	Ps.	1,976	Ps.	2,845
26.6.2 Labor

	December 31, 2023		December 31, 2022		December 31, 2021
Balance at beginning of the period	Ps.	1,703	Ps.	1,807	Ps.	1,857
Penalties and other charges (see Note 20)		64		81		309
New contingencies (see Note 20)		868		571		526
Contingencies added in the business combination		—		67		—
Cancellation and expiration (see Note 20)		(525)		(443)		(445)
Payments		(308)		(320)		(360)
Effects of changes in foreign exchange rates		(155)		(60)		(80)
Discontinuing operations		(77)		—		—
Balance at end of the period	Ps.	1,570	Ps.	1,703	Ps.	1,807

26.6.3 Legal

	December 31, 2023		December 31, 2022		December 31, 2021
Balance at beginning of the period	Ps.	1,006	Ps.	937	Ps.	1,293
Penalties and other charges (see Note 20)		50		63		68
New contingencies (see Note 20)		423		141		35
Contingencies added in the business combination		—		158		—
Cancellation and expiration (see Note 20)		(122)		(146)		(364)
Payments		(68)		(110)		(97)
Effects of changes in foreign exchange rates		(84)		(37)		2
Discontinuing operations		(101)		—		—
Balance at end of the period	Ps.	1,104	Ps.	1,006	Ps.	937